Allowance for Loan Losses - Ending Allocation of Allowance for Loan Losses and Loan Balances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	$ 91	$ 141
Allowance for loan losses, Collectively evaluated for impairment	14,676	13,530
Allowance for loan losses, Total	14,767	13,679	$ 13,134	$ 13,305
Outstanding loan balances, Individually evaluated for impairment	3,597	2,857
Outstanding loan balances, Collectively evaluated for impairment	1,704,906	1,558,160
Outstanding loan balances, Total	1,708,970	1,561,941
Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with credit deterioration		8
Loan balance of loans acquired with credit deterioration	467	924
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	2,219	1,747
Allowance for loan losses, Total	2,219	1,747	1,562	2,018
Outstanding loan balances, Individually evaluated for impairment	367	367
Outstanding loan balances, Collectively evaluated for impairment	202,743	176,693
Outstanding loan balances, Total	203,110	177,101
Commercial and Agriculture [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan balance of loans acquired with credit deterioration		41
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	9	12
Allowance for loan losses, Collectively evaluated for impairment	2,532	1,950
Allowance for loan losses, Total	2,541	1,962	2,043	2,171
Outstanding loan balances, Individually evaluated for impairment	426	484
Outstanding loan balances, Collectively evaluated for impairment	245,180	209,637
Outstanding loan balances, Total	245,606	210,121
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	6,584	5,803
Allowance for loan losses, Total	6,584	5,803	5,307	4,606
Outstanding loan balances, Individually evaluated for impairment	374	31
Outstanding loan balances, Collectively evaluated for impairment	591,848	523,567
Outstanding loan balances, Total	592,222	523,598
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment	82	122
Allowance for loan losses, Collectively evaluated for impairment	1,500	1,401
Allowance for loan losses, Total	1,582	1,531	1,910	3,089
Outstanding loan balances, Individually evaluated for impairment	1,764	1,279
Outstanding loan balances, Collectively evaluated for impairment	460,801	455,688
Outstanding loan balances, Total	463,032	457,850
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with credit deterioration		8
Loan balance of loans acquired with credit deterioration	467	883
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	1,250	1,046
Allowance for loan losses, Total	1,250	1,046	834	420
Outstanding loan balances, Collectively evaluated for impairment	155,825	135,195
Outstanding loan balances, Total	155,825	135,195
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Individually evaluated for impairment		7
Allowance for loan losses, Collectively evaluated for impairment	344	390
Allowance for loan losses, Total	344	397	430	442
Outstanding loan balances, Individually evaluated for impairment	666	696
Outstanding loan balances, Collectively evaluated for impairment	33,448	37,817
Outstanding loan balances, Total	34,114	38,513
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment	247	284
Allowance for loan losses, Total	247	284	290	314
Outstanding loan balances, Collectively evaluated for impairment	15,061	19,563
Outstanding loan balances, Total	$ 15,061	19,563
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses, Collectively evaluated for impairment		909
Allowance for loan losses, Total		$ 909	$ 758	$ 245